Summary of Consolidated Balance Sheet (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands			4 Months Ended
		Jul. 31, 2017	Jul. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Sep. 30, 2013
Fresh Start Accounting [Line Items]
Amounts payable to holders of General Unsecured Claims at July 31, 2017		$ 102,193	$ 102,193
Total payments pursuant to the Plan		225,000	225,000
Postconfirmation cash upon full payment		458,700	458,700
Aggregate principal amount		350,000	350,000
Amount outstanding				$ (436,403)	$ (438,827)
Warrants issued					924,125
Additional paid-in capital				1,064,039	$ 1,059,120
Reduction in carrying value of receivable related to vessel	[1]	480	480
Decrease in Noncontrolling interests	[2]	$ 13,266	$ 13,266
Series A Warrants
Fresh Start Accounting [Line Items]
Warrants issued		2,400,000	2,400,000
Nominal exercise price of warrants		$ 57.06	$ 57.06
Series B Warrants
Fresh Start Accounting [Line Items]
Warrants issued		2,600,000	2,600,000
Nominal exercise price of warrants		$ 62.28	$ 62.28
Reorganization Adjustments
Fresh Start Accounting [Line Items]
Shares issued		18,500,000
Reorganization Adjustments | Common stock
Fresh Start Accounting [Line Items]
Per share value		$ 25	25
Reorganization Adjustments | New Creditor Warrant
Fresh Start Accounting [Line Items]
Nominal exercise price of warrants		$ 25	$ 25
Reorganization Adjustments | Series A
Fresh Start Accounting [Line Items]
Warrants issued		2,400,000	2,400,000
Nominal exercise price of warrants		$ 2.27	$ 2.27
Reorganization Adjustments | Series B
Fresh Start Accounting [Line Items]
Warrants issued		2,600,000	2,600,000
Nominal exercise price of warrants		$ 1.88	$ 1.88
Fresh-start Accounting Adjustments
Fresh Start Accounting [Line Items]
Fair value discount rate		12.00%
Write-off of accrued losses		$ 1,300	$ 1,300
Intangible liability		2,100	2,100
Current intangible liability		$ 400	400
Amortization of intangible liability contract		2023
Write-off of deferred rent and unrecognized deferred gain		$ 3,800	3,800
Write-off of current deferred rent and unrecognized deferred gain		400	400
Fresh-start accounting deferred tax current		900	900
Fresh-start accounting deferred tax long-term		1,300	1,300
Write-off of unamortized debt issuance costs		900
Decrease in Noncontrolling interests		13,300	13,300
Fresh-start Accounting Adjustments | Reclassification of Construction in Progress to Other Non-Current Assets
Fresh Start Accounting [Line Items]
Fresh-start accounting deferred tax		800	800
Fresh-start Accounting Adjustments | Reclassification of Construction in Progress to Other Non-Current Assets | United States
Fresh Start Accounting [Line Items]
Reduction in carrying value of vessel		41,700	41,700
Fresh-start Accounting Adjustments | Reclassification of Construction in Progress to Other Non-Current Assets | Brazil
Fresh Start Accounting [Line Items]
Reduction in carrying value of receivable related to vessel		3,800	3,800
Carrying value of receivable after fair value adjustment		1,800	1,800
September 2013 Senior Unsecured Notes
Fresh Start Accounting [Line Items]
Make-whole provision-Senior notes							$ (500,000)
Senior Secured Notes | Fresh-start Accounting Adjustments | Troms Offshore Supply AS
Fresh Start Accounting [Line Items]
Aggregate discount recorded		$ 5,400	5,400
General Unsecured Creditors | Reorganization Adjustments
Fresh Start Accounting [Line Items]
Shares issued		17,000,000
General Unsecured Creditors | Reorganization Adjustments | New Creditor Warrant
Fresh Start Accounting [Line Items]
Shares issued		7,700,000
Unresolved Sale Leaseback Claim [Member] | Reorganization Adjustments | New Creditor Warrant
Fresh Start Accounting [Line Items]
Shares issued		3,900,000
8.00% New Secured Notes Due August 2022
Fresh Start Accounting [Line Items]
Aggregate principal amount		$ 350,000	350,000
New secured notes				$ 349,954	$ 350,000
8.00% New Secured Notes Due August 2022 | Fresh-start Accounting Adjustments
Fresh Start Accounting [Line Items]
New secured notes		15,400	15,400
Premium recorded		350,000	350,000
Restatement Adjustment
Fresh Start Accounting [Line Items]
Cash payment to General Unsecured Creditors		122,807	122,807
Amounts payable to holders of General Unsecured Claims at July 31, 2017		102,193	102,193
Total payments pursuant to the Plan		225,000	225,000
Gain on settlement of Liabilities subject to compromise			(767,640)
Prepaid expenses recognized prior to effective date		12,400
Accrued interest payable		(23,736)	(23,736)
Lessor claims-sale leaseback agreements		(260,160)	(260,160)
Total liabilities subject to compromise		(2,326,122)	(2,326,122)
Fair value of equity and warrants issued to General Unsecured Creditors		983,482	983,482
Restatement Adjustment | Term Loan Facility
Fresh Start Accounting [Line Items]
Amount outstanding		(300,000)	(300,000)
Restatement Adjustment | September 2013 Senior Unsecured Notes
Fresh Start Accounting [Line Items]
Aggregate debt outstanding		(500,000)	(500,000)
Restatement Adjustment | August 2011 Senior Unsecured Notes
Fresh Start Accounting [Line Items]
Aggregate debt outstanding		(165,000)	(165,000)
Restatement Adjustment | September 2010 Senior Unsecured Notes
Fresh Start Accounting [Line Items]
Aggregate debt outstanding		(382,500)	(382,500)
Restatement Adjustment | Revolving Credit Facility
Fresh Start Accounting [Line Items]
Outstanding borrowing		(600,000)	(600,000)
Restatement Adjustment | Senior Secured Notes
Fresh Start Accounting [Line Items]
Make-whole provision-Senior notes		(94,726)	(94,726)
Restatement Adjustment | 8.00% New Secured Notes Due August 2022
Fresh Start Accounting [Line Items]
Reclassification from current to long-term		5,200	5,200
Aggregate principal amount		350,000	350,000
Predecessor
Fresh Start Accounting [Line Items]
Gain on settlement of Liabilities subject to compromise			767,640
Reclassification from current to long-term		$ 10,409	$ 10,409
Aggregate debt outstanding						$ (500,000)
Additional paid-in capital						165,221
Predecessor | Reorganization Adjustments
Fresh Start Accounting [Line Items]
Shares issued		1,500,000
Predecessor | Reorganization Adjustments | Series A
Fresh Start Accounting [Line Items]
Nominal exercise price of warrants		$ 57.06	$ 57.06
Predecessor | Reorganization Adjustments | Series B
Fresh Start Accounting [Line Items]
Nominal exercise price of warrants		$ 62.28	$ 62.28
Predecessor | August 2011 Senior Unsecured Notes
Fresh Start Accounting [Line Items]
Aggregate debt outstanding						(165,000)
Predecessor | September 2010 Senior Unsecured Notes
Fresh Start Accounting [Line Items]
Aggregate debt outstanding						$ (382,500)
Successor
Fresh Start Accounting [Line Items]
Carrying value of receivable after fair value adjustment		$ 116,496	$ 116,496
Successor | Reorganization Adjustments
Fresh Start Accounting [Line Items]
Additional paid-in capital		756,346	756,346
Fair Value of Successor additional paid-in capital		1,055,391	1,055,391
Successor | Reorganization Adjustments | Series A Warrants
Fresh Start Accounting [Line Items]
Reserved Creditor Warrants (3,859,361 Warrants at $25 per warrant)		5,510	5,510
Successor | Reorganization Adjustments | Series B Warrants
Fresh Start Accounting [Line Items]
Reserved Creditor Warrants (3,859,361 Warrants at $25 per warrant)		4,945	4,945
Successor | Reorganization Adjustments | Issued Creditor Warrants
Fresh Start Accounting [Line Items]
Reserved Creditor Warrants (3,859,361 Warrants at $25 per warrant)		192,108	192,108
Successor | Reorganization Adjustments | Reserved Creditor Warrants
Fresh Start Accounting [Line Items]
Reserved Creditor Warrants (3,859,361 Warrants at $25 per warrant)		$ 96,482	$ 96,482
Successor | Reorganization Adjustments | Series A
Fresh Start Accounting [Line Items]
Warrants issued		2,432,432	2,432,432
Nominal exercise price of warrants		$ 1.88	$ 1.88
Successor | Reorganization Adjustments | Series B
Fresh Start Accounting [Line Items]
Warrants issued		2,629,657	2,629,657
Nominal exercise price of warrants		$ 2.27	$ 2.27
Successor | Reorganization Adjustments | Issued Creditor Warrants
Fresh Start Accounting [Line Items]
Warrants issued		7,684,453	7,684,453
Nominal exercise price of warrants		$ 25	$ 25
Successor | Reorganization Adjustments | Reserved Creditor Warrants
Fresh Start Accounting [Line Items]
Warrants issued		3,859,361	3,859,361
Nominal exercise price of warrants		$ 25	$ 25

[1]	Represents fair value adjustments on outstanding warranty claims.
[2]	Reflects a $13.3 million adjustment to decrease the carrying value of the noncontrolling interests to the estimated fair value.